36. Financial instruments and risk management (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial instruments and risk management [line items]
Derivative financial instruments	R$ 239,423	R$ 29,909
Liabilities	(28,893)	R$ (3,547)
2022 [member]
Financial instruments and risk management [line items]
Derivative financial instruments	13,587
Liabilities
2024 Onwards [member]
Financial instruments and risk management [line items]
Derivative financial instruments	198,663
Liabilities